Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid insurance		$ 8,157	$ 7,152
Prepaid marketing and advertising costs		2,500	3,365
Deferred offering costs		3,665
Other		3,495	1,735
Total	$ 14,170	$ 17,817	$ 12,252